NET INTEREST INCOME	12 Months Ended
Dec. 31, 2021
Disclosure of interest income (expense) [Abstract]
NET INTEREST INCOME
NOTE 5: NET INTEREST INCOME

	Weighted average effective interest rate
	2021	2020	2019	2021	2020	2019
	%	%	%	£m	£m	£m
Interest income:
Loans and advances to banks and reverse repurchase agreements	0.11	0.20	0.57	70	114	269
Loans and advances to customers and reverse repurchase agreements	2.55	2.76	3.21	12,334	13,358	15,281
Debt securities	1.57	1.82	2.26	74	92	118
Financial assets held at amortised cost	2.27	2.48	2.97	12,478	13,564	15,668
Financial assets at fair value through other comprehensive income	1.69	1.12	1.64	442	302	430
Total interest income[1]	2.24	2.42	2.90	12,920	13,866	16,098
Interest expense:
Deposits from banks	1.34	1.19	1.39	(66)	(82)	(87)
Customer deposits	0.12	0.40	0.65	(386)	(1,270)	(2,054)
Repurchase agreements	0.10	0.36	1.08	(22)	(117)	(301)
Debt securities in issue[2]	1.37	1.13	0.71	(746)	(761)	(476)
Lease liabilities	2.01	2.36	2.41	(30)	(39)	(39)
Subordinated liabilities	7.01	7.19	9.89	(634)	(827)	(921)
Total interest expense[3]	0.45	0.71	0.91	(1,884)	(3,096)	(3,878)
Net interest income				11,036	10,770	12,220
1Includes £10 million (2020: £10 million; 2019: £26 million) of interest income on liabilities with negative interest rates and £38 million (2020: £42 million; 2019: £39 million) in respect of interest income on finance leases.
2The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.30 per cent (2020: 2.42 per cent; 2019: 2.25 per cent).
3Includes £2 million (2020: £23 million; 2019: £119 million) of interest expense on assets with negative interest rates.
Included within interest income is £173 million (2020: £170 million; 2019: £196 million) in respect of credit-impaired financial assets. Net interest income also includes a credit of £584 million (2020: credit of £727 million; 2019: credit of £580 million) transferred from the cash flow hedging reserve (see note 33).